Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0002069248
Registrant Name	FT Vest Total Return Income Fund: Series B3
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES